Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of geographical areas [line items]
Revenues	$ 10,367.0	$ 10,033.4
Property, plant and equipment, intangible assets and right-of-use assets	2,839.1	2,732.0
United States [member]
Disclosure of geographical areas [line items]
Revenues	6,242.2	6,029.7
Property, plant and equipment, intangible assets and right-of-use assets	336.9	388.7
Canada [member]
Disclosure of geographical areas [line items]
Revenues	1,609.8	1,556.4
Property, plant and equipment, intangible assets and right-of-use assets	901.0	912.0
Europe [member]
Disclosure of geographical areas [line items]
Revenues	1,236.6	1,238.9
Property, plant and equipment, intangible assets and right-of-use assets	222.5	223.2
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	658.0	738.1
Property, plant and equipment, intangible assets and right-of-use assets	118.4	122.6
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	228.2	167.8
Property, plant and equipment, intangible assets and right-of-use assets	920.0	799.9
Austria [member]
Disclosure of geographical areas [line items]
Revenues	29.9	23.4
Property, plant and equipment, intangible assets and right-of-use assets	326.6	283.0
Other [member]
Disclosure of geographical areas [line items]
Revenues	362.3	279.1
Property, plant and equipment, intangible assets and right-of-use assets	$ 13.7	$ 2.6